Net interest income	6 Months Ended
Jun. 30, 2022
Net interest income [abstract]
Net interest income
11

Net interest income
Net interest income
1 January to 30 June 1 January to 30 June
in EUR million 2022 2021 2022 2021
Interest income on loans 7,634 6,999 Interest expense on deposits from banks 110 71
Interest income on financial assets at fair value through

OCI
184 189 Interest expense on customer deposits 673 479
Interest income on debt securities at amortised cost 248 223 Interest expense on debt securities in issue 652 621
Interest income on non-trading derivatives (hedge

accounting)
1,631 1,131 Interest expense on subordinated loans 316 271
Negative interest on liabilities 758 770 Negative interest on assets 249 276
Total interest

income using effective interest rate

method
10,455 9,313
Interest expense on non-trading derivatives (hedge

accounting)
1,551 817
Total interest

expense using effective interest rate

method
3,552 2,534
Interest income on financial assets at fair value through

profit or loss
291 220
Interest income on non-trading derivatives (no hedge accounting) 1,045 1,140
Interest expense on financial liabilities at fair value through profit or loss
248 158
Interest income other

11 8
Interest expense on non-trading derivatives (no hedge

accounting)
880 934
Total other interest

income
1,347 1,368 Interest expense on lease liabilities 7 7
Total interest

income

11,802 10,680 Interest expense other 33 26
Total other interest

expense
1,168 1,125
Total interest

expense
4,720 3,659
Net interest income 7,082 7,021
Total

net interest income amounts to EUR
7,082

million (2021: EUR
7,021

million). Net interest income was
affected by reversing the hedge

accounting impacts that are applied under EU ‘IAS 39 carve-out’ with an impact of EUR + 202

million (2021: EUR +
169

million).
Negative interest on liabilities in 2022, amounting to EUR 758 million (2021: EUR
770

million) includes ECB
funding rate benefit from the TLTRO

III programme of EUR
321

million (2021: EUR
473

million, includes EUR
158
million catch-up effect from 2020). This amount includes EUR 315 million of interest benefit from the additional
special interest period ending 23 June 2022. Furthermore, this amount includes EUR 6 million of interest benefit
from the period starting 24 June 2022 for which the interest rate is determined as the average deposit rate

over
the life of the respective TLTRO

III.